Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment
Property, plant and equipment, net consist
s
of the following:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
At cost:
Land	$363	$371	$340	$334	$329
Buildings	26,740	27,327	25,050	24,625	24,248
Machinery and equipment	643	798	748	735	778
Leasehold improvements	6,456	6,479	5,865	5,766	5,724
Furniture and fixtures	272	266	243	239	235
Motor vehicles	278	116	111	50	50

Total	34,752	35,357	32,357	31,749	31,364
Less: accumulated depreciation	(8,335)	(9,961)	(10,771)	(11,316)	(11,716)
Less: Impairment	—	—	—	—	(3,457)
Deposit for fixed assets	—	79	132	14	65
Construction in process	151	—	—	—	—

Net book value	$26,568	$25,475	$21,718	$20,447	$16,256